AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 96.3%
Communication Services - 5.6%
Cable One, Inc.	6,667	$5,266,130
Liberty Media Corp.-Liberty SiriusXM, Class C*	171,445	6,909,233
Madison Square Garden Sports Corp.	37,146	6,754,629

Total Communication Services		18,929,992
Consumer Discretionary - 17.5%
Advance Auto Parts, Inc.	25,717	3,916,185
Bath & Body Works, Inc.	116,201	5,346,408
Dollar Tree, Inc.*	32,412	4,867,634
Expedia Group, Inc.*	47,624	5,443,423
Lithia Motors, Inc., Class A1	40,004	10,529,053
LKQ Corp.	226,688	13,365,524
MGM Resorts International	180,017	7,454,504
NVR, Inc.*	952	5,017,040
Petco Health & Wellness Co., Inc.*	255,262	2,984,013

Total Consumer Discretionary		58,923,784
Consumer Staples - 6.1%
BJ's Wholesale Club Holdings, Inc.*	141,261	10,237,185
The Kroger Co.	233,355	10,414,633

Total Consumer Staples		20,651,818
Energy - 5.4%
Chesapeake Energy Corp.[1]	44,807	3,885,663
Devon Energy Corp.	49,528	3,132,151
Texas Pacific Land Corp.	1,401	2,796,186
Valaris, Ltd. (Bermuda)*	70,362	5,111,096
Weatherford International PLC*	53,338	3,033,865

Total Energy		17,958,961
Financials - 18.3%
Apollo Global Management, Inc.	108,582	7,685,434
Ares Management Corp., Class A	128,584	10,671,186
Brookfield Asset Management, Ltd. (Canada)*	153,287	5,004,821
Cannae Holdings, Inc.*	213,353	5,214,347
Fairfax Financial Holdings, Ltd. (Canada)	19,049	12,681,681
Hagerty, Inc., Class A*	169,540	1,629,279
KKR & Co., Inc.	219,068	12,226,185
Willis Towers Watson PLC (United Kingdom)	24,777	6,298,066

Total Financials		61,410,999
Health Care - 3.9%
Baxter International, Inc.	131,780	6,021,028
Centene Corp.*	93,342	7,116,394

Total Health Care		13,137,422
	Shares	Value
Industrials - 27.2%
Air Transport Services Group, Inc.*	202,876	$5,743,420
API Group Corp.*	418,135	9,299,323
Armstrong World Industries, Inc.	104,772	8,110,400
Atkore, Inc.*	62,863	8,187,906
CACI International, Inc., Class A*	14,287	4,401,682
Carlisle Cos., Inc.	51,433	12,902,482
Core & Main, Inc., Class A*	232,184	5,124,301
Expeditors International of Washington, Inc.	47,624	5,150,536
Ferguson PLC (United Kingdom)	64,802	9,223,917
Owens Corning	69,530	6,720,074
TransUnion	121,067	8,686,557
UniFirst Corp.	40,956	8,127,309

Total Industrials		91,677,907
Information Technology - 6.3%
SS&C Technologies Holdings, Inc.	147,633	8,909,652
TD SYNNEX Corp.	52,386	5,351,230
WEX, Inc.*	38,099	7,047,172

Total Information Technology		21,308,054
Materials - 3.0%
AptarGroup, Inc.	42,883	4,958,990
Royal Gold, Inc.	41,053	5,214,963

Total Materials		10,173,953
Real Estate - 3.0%
The St Joe Co.	100,962	4,755,310
The Howard Hughes Corp.*	62,863	5,374,158

Total Real Estate		10,129,468

Total Common Stocks (Cost $299,544,628)		324,302,358
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	1,982,834	1,982,834
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	2,973,981	2,973,981

Total Short-Term Investments (Cost $4,956,815)		4,956,815
Total Investments - 97.8% (Cost $304,501,443)		329,259,173
Other Assets, less Liabilities - 2.2%		7,388,499
Net Assets - 100.0%		$336,647,672

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $4,063,628 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$324,302,358	—	—	$324,302,358
Short-Term Investments
Other Investment Companies	4,956,815	—	—	4,956,815
Total Investments in Securities	$329,259,173	—	—	$329,259,173

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,063,628	—	$4,024,498	$4,024,498
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	02/28/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.